Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	000-20936
Entity Registrant Name	Gulf Resources, Inc.
Entity Central Index Key	0000885462
Entity Tax Identification Number	13-3637458
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Level 11, Vegetable Building
Entity Address, Address Line Two	Industrial Park of the East City
Entity Address, City or Town	Shouguang City
Entity Address, Country	CN
Entity Address, Postal Zip Code	262700
City Area Code	+86 (536)
Local Phone Number	567-0008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0005 par value
Trading Symbol	GURE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false